Decommissioning Liabilities - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Line Items]
Estimated future cash flows required to settle the obligation	CAD 3,360,000,000	CAD 6,270,000,000
Credit-adjusted risk-free rate	5.30%	5.90%
Inflation Rate	2.00%	2.00%
Bottom of range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities	CAD 40,000,000
Top of range [Member]
Disclosure Of Other Provisions [Line Items]
Settlement Of Decommissioning Liabilities		CAD 50,000,000